Summary of Principal Accounting Policies - Schedule of Estimated Useful Lives of Content Assets, Net (Details)	Dec. 31, 2024
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Estimated useful lives	12 months
Minimum [Member] | Produced contents [Member]
Schedule of Intangible Assets, Net [Line Items]
Estimated useful lives	6 months
Minimum [Member] | Copyrights [Member]
Schedule of Intangible Assets, Net [Line Items]
Estimated useful lives	12 months
Maximum [Member] | Produced contents [Member]
Schedule of Intangible Assets, Net [Line Items]
Estimated useful lives	12 months
Maximum [Member] | Copyrights [Member]
Schedule of Intangible Assets, Net [Line Items]
Estimated useful lives	36 months